Intangible assets and Crypto assets - Future Amortization (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Future amortization charges
2026	$ 3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,459
Total intangible assets subject to amortization, net	$ 20,453